Annual Fund Operating Expenses - Destra Flaherty & Crumrine Preferred and Income Fund	Jan. 28, 2026
Destra Flaherty & Crumrine Preferred and Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.45%
Destra Flaherty & Crumrine Preferred and Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	2.20%
Destra Flaherty & Crumrine Preferred and Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.20%